Finance Income - Summary of Finance Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Finance Income [Abstract]
Interest income from banks deposits	€ 538	€ 352	€ 158
Income from financial discounts	18	17	398
Interest income on loans to associates	10	20	17
Other financial income	57	295	62
Gain from the sale of an associate	12,258
Foreign currency exchange rate gains	7,588	11,585	4,789
Derivatives revaluation	950	2,007	1,809
Other fair value adjustments	290	650	773
Total finance income	€ 21,709	€ 14,926	€ 8,006